Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 1,942,427	$ 1,866,352	$ 5,779,384	$ 3,595,705
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	539,907	525,806	1,595,007	1,242,446
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	270,073	283,003	831,660	472,788
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	405,171	398,816	1,100,118	704,312
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 727,276	$ 658,727	$ 2,252,599	$ 1,176,159